SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Basis of presentation

Basis of Presentation —The accompanying condensed consolidated financial statements have been prepared in conformity with GAAP. The Company has applied the rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting and therefore the condensed consolidated financial statements do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments, consisting of items of a normal recurring nature, necessary for a fair presentation of the condensed consolidated interim financial statements, have been included. These condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s consolidated financial statements and related notes included in its annual audited financial statements. The results of operations for the nine months ended September 30, 2021, are not necessarily indicative of the results expected for the year ended December 31, 2021.

Use of estimates

Use of Estimates —The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Although the estimates are considered reasonable, actual results could differ from those estimates.

The most significant estimate that is susceptible to notable changes in the near-term relates to the provision for unpaid losses and loss adjustment expenses (including those losses incurred but not reported (IBNR)). Although some variability is inherent in this estimate, the Company believes that the current estimate is reasonable in all material respects. This estimate is reviewed regularly and adjusted as necessary. Adjustments related to changes in estimates are reflected in the Company’s results of operations in the period in which those estimates changed.

Use of Estimates — The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Although the estimates are considered reasonable, actual results could differ from those estimates.

The most significant estimate that is susceptible to notable change in the near-term relates to the provision for unpaid losses and loss adjustment expenses (including those losses incurred but not reported (IBNR)). Although some variability is inherent in this estimate, the Company believes that the current estimate is reasonable in all material respects. This estimate is reviewed regularly and adjusted as necessary. Adjustments related to changes in estimates are reflected in the Company’s results of operations in the period in which those estimates changed.

Income taxes

Income Taxes — Hagerty Re and various foreign subsidiaries are treated as taxable entities and income taxes are provided where applicable (see Note 16). Otherwise, no provision for income taxes has been made by the Company since it has elected to be treated as a partnership for income tax reporting purposes.

Where applicable, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax-credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets are recognized to the extent that there is sufficient positive evidence as allowed under the ASC Topic 740, “Income Taxes” (“Topic 740”), to support the recoverability of those deferred tax assets. The Company establishes a valuation allowance to the extent that there is insufficient evidence to support the recoverability of the deferred tax asset under Topic 740. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that the deferred tax assets would be realizable in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

As of December 31, 2020 and 2019, the Company did not have any unrecognized tax benefits and had no accrued interest or penalties related to uncertain tax positions. If recorded, interest and penalties would be recorded as interest expense or penalty expense in the consolidated statements of income and other comprehensive income.

Fair value of financial instruments

Fair Value of Financial Instruments —The fair value of the Company’s assets and liabilities qualify as financial instruments under ASC Topic 820, “Fair Value Measurement”. Fair value approximates the carrying amounts represented in the accompanying financial statements, primarily due to their short-term nature and variable interest rates.

Fair Value of Financial Instruments — The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying financial statements, primarily due to their short-term nature and variable interest rates.

Recently issued accounting standard

New Accounting Standards

Recently Adopted Accounting Guidance

Financial Instruments —In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which relates to accounting for hedging activities. This guidance expands strategies that qualify for hedge accounting, changes how many hedging relationships are presented in the financial statements and simplifies the application of hedge accounting in certain situations.

The Company early adopted ASU No. 2017-12 effective January 1, 2020. Adoption of the standard enhanced the presentation of the effects of our hedging instruments and the hedged items in our condensed consolidated financial statements to increase the understandability of the results of our hedging strategies.

Media Content —In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, ASU 2019-02 requires that an entity test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. As a result of adopting this ASU on January 1, 2021, the Company will now apply the guidance of ASC Topic 926, “Entertainment — Films” for the original content the Company self-produces and where the intellectual property is owned by the Company. For content the Company produces, the costs associated with production, including development costs, direct costs and production overhead will be capitalized. This will reduce the initial amount charged to expense for development of media content assets as they are created and costs will be amortized over the estimated useful life of the asset. The net financial impact through September 30, 2021 was $3,000,499 in prepaid expenses and other assets.

Convertible Instruments and Contracts — In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by eliminating certain separation models and will generally be reported as a single liability at its amortized cost. In addition, ASU 2020-06 eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments in ASU 2020-06 are effective for the Company as of January 1, 2022 with the option to early adopt as of January 1, 2021. The Company elected to early adopt amendments in ASU 2020-06 effective January 1, 2021 which did not have an impact on the condensed consolidated financial statements.

Recent Accounting Guidance Not Yet Adopted

Credit Losses —In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as modified by ASU No. 2018-19, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-04, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-05, Financial Instruments-Credit Losses (Topic 326) Targeted Transition Relief.

The guidance in ASU No. 2016-13 amends Topic 326, the reporting of credit losses for assets held at amortized cost basis, eliminating the probable initial recognition threshold and replacing it with a current estimate of all expected credit losses. Estimated credit losses are recognized as a credit loss allowance reflected in a valuation account that is deducted from the amortized cost basis of the financial asset to present the net amount expected to be collected. The guidance also addresses available-for-sale securities, whereby credit losses remain measured on an incurred loss basis with the presentation of the credit losses using an allowance rather than as a write-down. ASU No. 2019-10 defers the effective date of ASU No. 2016-13 to January 1, 2023. The Company does not expect the adoption of ASU No. 2016-13 to have a material impact on the condensed consolidated financial statements and related disclosures.

Leases —In February 2016, the FASB issued ASU No. 2016-02, Leases, which creates ASC Topic 842, Leases (“Topic 842”), and supersedes the lease requirements in ASC Topic 840, Leases. This guidance increases transparency and comparability among organizations by recognizing lease assets and lease liabilities in the condensed consolidated balance sheet. The guidance requires disclosure to enable users of the condensed consolidated financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The transition to ASU No. 2016-02 requires the recognition and measurement of leases at the beginning of the earliest period presented using a modified retrospective approach. ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, defers the effective date of ASU 2016-02 to January 1, 2022. Early application of the amendments in ASU 2016-02 is permitted for all entities. The Company continues to evaluate the effects the adoption of this ASU will have on the condensed consolidated financial statements and related disclosures.

Reference Rate Reform —In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional relief to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. Additionally, in January 2021, the FASB issued ASU No. 2021-01,

Reference Rate Reform (Topic 848), which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The Company does not expect the adoption of these ASUs to have a material impact on the condensed consolidated financial statements and related disclosures.

New Accounting Standards

Recently Adopted Accounting Guidance

Implementation of Software as a Service (SaaS) — In August 2018, the Financial Accounting Standards Board (FASB) issued ASU 2018-15, “Intangibles — Goodwill and Other — Internal-Use Software”, which aligned the treatment of costs related to SaaS implementations to costs of developing internal use software. The core principle of the ASU is that an entity is required to treat implementation costs related to a hosting arrangement that is a service contract in accordance with ASC Subtopic 350-40, Internal-Use Software. The adoption of the ASU resulted in costs incurred for the implementation of a SaaS solution to be recognized as a prepaid expense and amortized over the life of the service contract rather than being recognized as expenses when incurred. The ASU is effective for years beginning after December 15, 2020 for private companies, with early adoption permitted.

The Company elected to early adopt the standard upon its issuance in August 2018 on a full retrospective basis. The adoption of this ASU did not have a material impact on the consolidated financial statements and related disclosures.

Financial Instruments — In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which relates to accounting for hedging activities. This guidance expands strategies that qualify for hedge accounting, changes how many hedging relationships are presented in the financial statements and simplifies the application of hedge accounting in certain situations.

ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), defers the effective date of ASU No. 2017-12 to January 1, 2021. The Company early adopted ASU No. 2017-12 effective January 1, 2020. Adoption of the standard enhanced the presentation of the effects of our hedging instruments and the hedged items in our consolidated financial statements to increase the understandability of the results of our hedging strategies.

Recent Accounting Guidance Not Yet Adopted

Credit Losses — In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as modified by ASU No. 2018-19, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-04, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-05, Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief.

The guidance in ASU No. 2016-13 amends Topic 326, the reporting of credit losses for assets held at amortized cost basis, eliminating the probable initial recognition threshold and replacing it with a current estimate of all expected credit losses. Estimated credit losses are recognized as a credit loss allowance reflected in a valuation account that is deducted from the amortized cost basis of the financial asset to present the net amount expected to be collected. The guidance also addresses available-for-sale securities, whereby credit losses remain measured on an incurred loss basis with the presentation of the credit losses using an allowance rather than as a write-down. ASU No. 2019-10 defers the effective date of ASU No. 2016-13 to January 1, 2023. The Company does not expect the adoption of ASU No. 2016-13 to have a material impact on consolidated financial statements and related disclosures.

Leases — In February 2016, the FASB issued ASU No. 2016-02, Leases, which creates ASC Topic 842, Leases (“Topic 842”), and supersedes the lease requirements in ASC Topic 840, Leases. This guidance increases transparency and comparability among organizations by recognizing lease assets and lease liabilities in the consolidated balance sheet. The guidance requires disclosure to enable users of the consolidated financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The transition to ASU No. 2016-02 requires the recognition and measurement of leases at the beginning of the earliest period presented using a modified retrospective approach. ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), defers the effective date of ASU 2016-02 to January 1, 2021. ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, defers the effective date of ASU 2016-02 to January 1, 2022. Early application of the amendments in ASU 2016-02 is permitted for all entities. The Company continues to evaluate the effects the adoption of this ASU will have on the consolidated financial statements and related disclosures.

Reference Rate Reform — In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional relief to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. Additionally, in January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848), which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The Company does not expect the adoption of these ASUs to have a material impact on the consolidated financial statements and related disclosures.

Media Content — In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, ASU 2019-02 requires that an entity test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. ASU 2019-02 is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted. As a result of adopting this ASU, the Company will now apply the guidance of ASC Topic 926, Entertainment — Films for the original content the Company self-produces and where the intellectual property is owned by the Company. For content the Company produces, the costs associated with production, including development cost, direct costs and production overhead will be capitalized. Adoption of this ASU will be made in 2021. This will reduce the initial amount charged to expense for development of media content assets as they are created and costs will be amortized over the estimated useful life of the asset. The financial impact will be dependent on the Company’s investment in media content.

Aldel Financial Inc.
Basis of presentation

Basis of presentation

The accompanying financial statements are presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of presentation

The accompanying financial statements are presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging growth company

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of December 31, 2020.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021.

Marketable Securities Held in Trust Account

Marketable securities held in Trust Account

At September 30, 2021, substantially all of the assets held in the Trust Account were invested in short term U.S Treasury obligations, which are carried at amortized cost. During the three months ended September 30, 2021, the Company did not withdraw any interest income from the Trust Account to pay for its franchise and income taxes.

Common stock subject to possible redemption

Common stock subject to possible redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of underwriting and legal expenses incurred through the balance sheet date that are directly related to the Proposed Offering and that will be charged to shareholders equity upon the completion of the Proposed Offering. Should the Proposed Offering prove to be unsuccessful, these deferred costs, as well as additional expenses incurred, will be charged to operations.

Deferred offering costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the IPO and that are charged to shareholders equity upon the completion of the IPO. Offering costs amounting to $1,548,743 (including $1,000,000 of underwriting fees) were charged to shareholders’ equity upon the completion of the IPO. In addition, underwriters received 57,500 Units (“Underwriter Units”), with such Units restricted from sale until the closing of the Business Combination and with no redemption rights from the Trust Account. Each Underwriter Unit consists of one share of Class A common stock of the Company, par value $0.0001 per share and one-half of one redeemable warrant (“Underwriter Warrant”), each whole Underwriter Warrant entitling the holder thereof to purchase one share of common stock for $11.50 per share.

Warrant Liabilities

Warrant Liabilities

The Company accounts for the 5,750,000 Public Warrants, 257,500 Private Unit Warrants, 1,300,000 OTM Warrants and 28,750 Underwriter Warrants issued in connection with the IPO and the Private Placements in accordance with the guidance contained in ASC 815-40 “Contracts in Entity’s Own Equity”. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a non-cash liability. Accordingly, the Company classifies each warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company utilizes a Monte-Carlo simulation model to value the warrants at each reporting period. The Company recorded $15,025,604 of warrant liabilities as of September 30, 2021.

Income taxes

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of December 31, 2020 and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

There was no provision for income taxes for the period from December 23, 2020 (inception) to December 31, 2020.

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of September 30, 2021 and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

There was no provision for income taxes for the nine months ended September 30, 2021.

Net loss per share

Net loss per share

Net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period, excluding shares of common stock subject to forfeiture by the Initial Shareholders. Company had no shares outstanding as of December 31, 2020.

Net loss per share

Net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. In the periods when net losses are incurred, no impact of dilutive securities is included in the calculation of diluted weighted average number of common shares outstanding.

Reconciliation of Net Loss per Common Share

The weighted average shares outstanding are adjusted for the common shares subject to possible redemption. Basic and diluted loss per common share is calculated as follows:

	Three Months Ended	Nine Months Ended
	September 30,	September 30,
	2021	2021
Net loss	$(8,960,156)	$(10,565,658)
Weighted average shares outstanding, basic and diluted	3,447,500	3,899,158
Basic and diluted net loss per common share	$(0.47)	$(0.41)

Fair value of financial instruments

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature. The Company did not have any financial instruments as of December 31, 2020.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, other than the warrant liabilities described above, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature. The Company reported warrants issued at the consummation of its IPO as financial instruments recorded as liabilities at their respective fair values.

Recently issued accounting standard

Recently issued accounting standard

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recently issued accounting standard

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.